UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2008

Date of reporting period:	February 29, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

February 29, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—82.2%
Airlines—4.3%
$7,000	American Airlines, Inc., 7.858%, 10/1/11	Baa2/A-	$7,123,927
	Continental Airlines, Inc.,
1,499	6.545%, 2/2/19	Baa2/A-	1,446,267
3,171	6.703%, 6/15/21	Baa2/BBB+	3,050,422
1,695	7.056%, 9/15/09	Baa2/A-	1,688,644
2,009	7.373%, 12/15/15	Ba1/BB+	1,866,856
8,637	7.707%, 4/2/21	Baa2/BBB	8,704,324
1,832	9.798%, 4/1/21	Ba1/BB+	1,795,109
633	Delta Air Lines, Inc., 6.619%, 3/18/11	NR/BBB	626,339
	Northwest Airlines, Inc.,
14,559	7.041%, 4/1/22	NR/BBB	14,458,357
19,633	7.15%, 10/1/19 (f)	Aaa/AAA	19,702,964
3,042	United Air Lines, Inc., 7.336%, 7/2/19 (a)(d)	Ba2/BB-	2,768,050
			63,231,259

Automotive—0.2%
2,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	2,012,500
1,000	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	Ba3/B	1,057,500
			3,070,000

Banking—12.8%
	Bank of America Corp.,
38,300	8.00%, 1/30/18, FRN (g)	Aa3/A+	39,749,923
625	9.375%, 9/15/09	Aa2/AA-	680,272
8,600	Barclays Bank PLC, 7.434%, 12/15/17, FRN (a)(d)(g)	Aa3/NR	8,677,830
13,000	BNP Paribas, 5.186%, 6/29/15, FRN (a)(d)(g)	Aa3/AA-	11,665,472
4,700	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (a)(d)(g)	Aa3/A+	4,353,408
4,600	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(d)(g)	Aa3/A	3,940,296
12,400	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(d)(g)	A1/A	11,315,074
	HSBC Capital Funding L.P., FRN (g),
8,000	4.61%, 6/27/13 (a)(d)	A1/A	7,519,952
2,000	10.176%, 6/30/30	A1/A	2,408,760
8,550	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	8,041,189
9,400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(d)(g)	Aa2/AA	8,705,030
16,000	RBS Capital Trust III, 5.512%, 9/30/14, FRN (g)	Aa3/A	14,682,608
6,200	Resona Bank Ltd., 5.85%, 4/15/16, FRN (a)(d)(g)	A2/BBB	5,398,210
2,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, FRN (g)	Aa3/A	2,069,428
6,300	State Street Capital Trust III, 8.25%, 3/15/11, FRN (g)	A1/A	6,432,447
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08 (g)	Aa3/A-	8,052,000
12,200	USB Capital IX, 6.189%, 4/15/11, FRN (g)	A1/A+	9,995,533
29,000	Wachovia Corp., 7.98%, 3/15/18, FRN (g)	A2/A	30,210,953
7,100	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	6,477,351
			190,375,736

Computer Services—0.5%
	Electronic Data Systems Corp.,
4,000	6.50%, 8/1/13	Ba1/BBB-	4,097,464
3,500	7.125%, 10/15/09	Ba1/BBB-	3,660,986
			7,758,450

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Diversified Manufacturing—0.4%
$5,000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (a)(d)	A3/A-	$5,235,150

Electronics—0.2%
1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,040,860
2,000	Celestica, Inc., 7.875%, 7/1/11	B3/B-	1,965,000
			3,005,860

Energy—3.9%
	CenterPoint Energy Resources Corp.,
5,000	7.875%, 4/1/13	Baa3/BBB	5,670,950
23,000	7.75%, 2/15/11	Baa3/BBB	25,267,340
2,800	Energy Transfer Partners L.P., 6.625%, 10/15/36	Baa3/BBB-	2,669,016
	Kinder Morgan Energy Partners L.P.,
6,000	6.00%, 2/1/17	Baa2/BBB	6,100,932
1,500	6.50%, 2/1/37	Baa2/BBB	1,446,027
2,125	Salton SEA Funding Corp., 8.30%, 5/30/11	Baa3/BBB-	2,413,143
11,396	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	12,083,297
600	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	601,885
1,850	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,061,220
			58,313,810

Financial Services—17.1%
5,000	AES Red Oak LLC, 9.20%, 11/30/29	B1/BB-	5,512,500
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,138,624
3,200	Bear Stearns Cos., Inc., 6.95%, 8/10/12	A2/A+	3,259,555
8,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (g)	NR/BBB-	7,880,975
4,944	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(d)	Baa2/BBB-	5,581,989
4,000	CIT Group, Inc., 6.875%, 11/1/09	A2/A	4,031,412
20,000	Citigroup Capital XXI, 8.30%, 12/21/57, FRN	A1/A	20,361,680
6,100	Citigroup, Inc., 6.125%, 11/21/17	Aa3/AA-	6,273,368
2,700	Covidien International Finance S.A., 6.55%, 10/15/37 (a)(d)	Baa1/A-	2,798,728
5,900	First Data Corp., 9.875%, 9/24/15 (d)	B3/B-	5,125,625
5,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	B1/B	4,100,850
	General Electric Capital Corp., FRN,
13,400	6.375%, 11/15/67	Aa1/AA+	13,664,208
£1,100	6.50%, 9/15/67 (a)(d)	Aa1/AA+	2,138,216
	General Motors Acceptance Corp.,
$600	6.625%, 5/15/12	B1/BB+	476,398
900	6.75%, 12/1/14	B1/B+	679,075
2,700	7.00%, 2/1/12	B1/B+	2,180,658
1,100	8.00%, 11/1/31	B1/B+	833,433
	Goldman Sachs Group, Inc.,
13,300	5.95%, 1/18/18	Aa3/AA-	13,462,420
2,500	5.95%, 1/15/27	A1/A+	2,233,175
16,000	6.45%, 5/1/36	A1/A+	14,514,416
7,900	6.75%, 10/1/37	A1/A+	7,398,224
8,900	7.35%, 10/1/09	Aa3/AA-	9,460,531
€ 2,350	Green Valley Ltd., 8.376%, 1/10/11, FRN (a)(b)(d)	NR/BB+	3,597,146
$9,500	JPMorgan Chase & Co., 6.00%, 1/15/18	Aa2/AA-	9,875,535
16,400	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	Aa3/A	15,553,940
	Lehman Brothers Holdings, Inc.,
10,000	5.50%, 4/4/16	A1/A+	9,703,180
700	6.50%, 7/19/17	A2/A	693,152

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$4,200	MBNA Capital, 4.039%, 2/1/27, FRN	Aa2/A+	$3,532,939
7,500	Merrill Lynch & Co., Inc., 5.70%, 5/2/17	A2/A	7,181,475
9,800	Mizuho JGB Investment LLC, 9.87%, 6/30/08, FRN (a)(d)(g)	A1/A-	9,903,331
1,510	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, FRN (a)(d)(g)	A1/A-	1,525,857
	Morgan Stanley,
3,400	4.75%, 4/1/14	A1/A+	3,283,060
10,400	5.75%, 8/31/12	Aa3/AA-	10,811,195
17,100	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (g)	A2/BBB+	15,012,518
2,000	Natexis Ambs Co. LLC, 8.44%, 6/30/08, FRN (a)(b)(d)(g)	A1/A+	2,034,200
7,600	Santander Perpetual S.A. Unipersonal, 6.671%, 10/24/17, FRN (a)(d)(g)	Aa2/A+	7,663,969
2,030	SB Treasury Co. LLC, 9.40%, 6/30/08, FRN (b)(g)	A1/A-	2,070,220
	Teco Finance, Inc. (a)(d),
2,253	6.572%, 11/1/17	Baa3/NR	2,363,615
3,247	7.00%, 5/1/12	Baa3/NR	3,518,793
9,200	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (g)	Aa2/A+	8,633,860
3,000	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B-	3,101,250
1,000	Vita Capital III Ltd., 5.829%, 1/1/11, FRN (a)(b)(d)	A1/A	977,940
			255,143,235

Food & Beverage—1.5%
	Albertson’s Inc.
1,500	7.75%, 6/15/26	B1/B	1,402,314
16,000	8.00%, 5/1/31	B1/B	15,102,976
5,000	Kroger Co., 8.05%, 2/1/10	Baa2/BBB-	5,409,825
			21,915,115

Healthcare & Hospitals—0.7%
2,000	Community Health Systems, Inc., 8.875%, 7/15/15	B3/B-	1,972,500
	HCA, Inc.,
3,100	7.50%, 12/15/23	Caa1/B-	2,493,392
2,000	9.00%, 12/15/14	Caa1/B-	1,945,980
4,250	9.25%, 11/15/16	B2/BB-	4,366,875
			10,778,747

Hotels/Gaming—2.0%
1,876	Choctaw Resort Development Enterprise, 7.25%, 11/15/19 (a)(d)	Ba2/BB	1,721,230
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Caa1/B-	3,550,000
3,730	8.00%, 2/1/11	Caa1/B-	3,161,175
4,950	ITT Corp., 7.375%, 11/15/15	Baa3/BBB-	5,087,536
1,200	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	1,239,000
	MGM Mirage, Inc.,
1,800	7.50%, 6/1/16	Ba2/BB	1,683,000
3,750	8.375%, 2/1/11	B1/B+	3,787,500
8,381	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)	Baa3/BBB-	9,774,582
			30,004,023

Insurance—0.1%
1,300	American International Group, Inc., 6.25%, 3/15/37	Aa3/A+	1,065,099

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Manufacturing—0.1%
	Bombardier, Inc. (a)(d),
$1,000	6.75%, 5/1/12	Ba2/BB	$995,000
475	8.00%, 11/15/14	Ba2/BB	490,437
			1,485,437

Metals & Mining—1.4%
2,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BB	2,125,000
9,537	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BB+	13,689,706
	Vale Overseas Ltd.,
3,700	6.25%, 1/11/16	Baa3/BBB	3,762,463
1,900	6.875%, 11/21/36	Baa3/BBB	1,845,641
			21,422,810

Multi-Media—7.5%
12,300	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	13,830,674
2,400	COX Communications, Inc., 6.45%, 12/1/36 (a)(d)	Baa3/BBB-	2,298,595
	CSC Holdings, Inc.,
15,640	7.625%, 7/15/18	B1/B+	14,388,800
10,535	7.875%, 2/15/18	B1/B+	9,771,212
4,500	8.125%, 8/15/09	B1/B+	4,590,000
	EchoStar DBS Corp.,
1,000	7.00%, 10/1/13	Ba3/BB-	990,000
1,500	7.125%, 2/1/16	Ba3/BB-	1,481,250
13,400	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	16,318,279
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba1/BB+	5,168,750
8,000	8.25%, 4/11/10	Ba1/BB+	8,460,000
3,700	Time Warner Cable, Inc., 6.55%, 5/1/37	Baa2/BBB+	3,580,168
18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa2/BBB+	20,829,870
6,195	Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B	5,761,350
5,000	Viacom, Inc., 6.25%, 4/30/16	Baa3/BBB	4,967,725
			112,436,673

Oil & Gas—7.5%
4,700	Anadarko Petroleum Corp., 6.45%, 9/15/36	Baa3/BBB-	4,777,042
3,500	Canadian Natural Resources Ltd., 6.50%, 2/15/37	Baa2/BBB	3,452,218
1,300	Chesapeake Energy Corp., 7.75%, 1/15/15	Ba3/BB	1,342,250
3,100	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB	3,825,881
	El Paso Corp.,
23,200	7.42%, 2/15/37	Ba3/BB-	23,066,623
600	8.05%, 10/15/30	Ba3/BB-	637,852
2,000	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	2,049,516
	Gaz Capital S.A.,
1,300	6.212%, 11/22/16 (a)(d)	A3/BBB	1,223,690
13,000	8.625%, 4/28/34	A3/BBB	15,237,300
	Gazprom AG,
1,800	9.625%, 3/1/13 (a)(d)	A3/BBB	2,056,500
8,700	9.625%, 3/1/13	A3/BBB	9,998,910
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17	Baa2/BBB-	1,185,000
2,400	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,373,924
1,552	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	Aa2/A	1,557,606

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Oil & Gas (continued)
$2,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	Aa2/A	$2,390,750
2,500	Reliant Energy, Inc., 6.75%, 12/15/14	B2/BB-	2,556,250
13,400	Valero Energy Corp., 6.625%, 6/15/37	Baa3/BBB	13,244,560
15,000	Williams Cos., Inc., 7.875%, 9/1/21	Baa3/BB+	16,425,000
4,000	XTO Energy, Inc., 6.10%, 4/1/36	Baa2/BBB	3,981,136
			111,382,008

Paper/Paper Products—2.2%
	Georgia-Pacific Corp.,
5,300	7.00%, 1/15/15 (a)(d)	Ba3/B	4,995,250
6,500	7.25%, 6/1/28	B2/B	5,265,000
2,500	7.375%, 12/1/25	B2/B	2,075,000
4,250	7.75%, 11/15/29	B2/B	3,570,000
14,119	8.00%, 1/15/24	B2/B	12,565,910
2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	Ba2/BB	1,800,000
2,900	Weyerhaeuser Co., 5.884%, 9/24/09, FRN	Baa2/BBB	2,860,250
			33,131,410

Pharmaceuticals—0.1%
1,900	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,959,383

Printing/Publishing—0.1%
	RH Donnelley Corp.,
1,000	8.875%, 1/15/16, Ser. A-3	B3/B	600,000
2,000	8.875%, 10/15/17 (a)(d)	B3/B	1,180,000
			1,780,000

Telecommunications—13.0%
33,000	AT&T Corp., 8.00%, 11/15/31	A2/A	39,454,800
10,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	11,357,720
	Citizens Communications Co.,
1,000	7.875%, 1/15/27	Ba2/BB+	895,000
7,500	9.00%, 8/15/31	Ba2/BB+	6,937,500
4,000	9.25%, 5/15/11	Ba2/BB+	4,230,000
9,500	Deutsche Telekom International Finance BV, 8.25%, 6/15/30	A3/A-	11,627,031
	Embarq Corp.,
5,000	6.738%, 6/1/13	Baa3/BBB-	5,157,070
10,000	7.082%, 6/1/16	Baa3/BBB-	9,974,460
10,000	7.995%, 6/1/36	Baa3/BBB-	9,714,040
11,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	14,052,148
2,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B3/B-	2,010,000
6,000	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BBB-	4,653,252
21,650	PanAmSat Corp., 6.875%, 1/15/28	B1/BB-	17,103,500
	Qwest Capital Funding, Inc.,
5,000	7.00%, 8/3/09	B1/B+	5,012,500
14,000	7.90%, 8/15/10	B1/B+	14,070,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,955,000
	Qwest Corp.,
4,400	8.241%, 6/15/13, FRN	Ba1/BBB-	4,257,000
6,150	8.875%, 3/15/12	Ba1/BBB-	6,449,813
	Sprint Capital Corp.,
1,000	6.375%, 5/1/09	Baa3/BBB-	960,259

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications (continued)
$18,100	6.90%, 5/1/19	Baa3/BBB-	$13,326,722
2,900	8.375%, 3/15/12	Baa3/BBB-	2,554,082
4,680	8.75%, 3/15/32	Baa3/BBB-	3,658,113
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa3/BBB-	1,170,612
3,500	Verizon New York, Inc., 7.375%, 4/1/32	Baa3/A	3,764,372
			194,344,994

Tobacco—0.3%
4,000	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	4,303,704

Utilities—6.3%
1,500	AES Corp., 8.00%, 10/15/17	B1/B	1,537,500
1,000	CMS Energy Corp., 5.208%, 1/15/13, FRN	Ba1/BB+	925,000
5,643	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	5,915,258
4,250	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,515,625
3,500	Jersey Central Power & Light Co., 6.15%, 6/1/37	Baa2/BBB	3,281,236
	Midwest Generation LLC, pass thru certificates,
15,814	8.30%, 7/2/09	Baa3/BB+	16,051,387
14,480	8.56%, 1/2/16	Baa3/BB+	15,420,785
2,000	Nevada Power Co., 6.75%, 7/1/37	Baa3/BB+	1,969,500
40,500	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	43,443,337
2,000	Sierra Pacific Power Co., 6.75%, 7/1/37	Baa3/BB+	1,969,500
			95,029,128
	Total Corporate Bonds & Notes (cost—$1,220,134,282)		1,227,172,031

U.S. GOVERNMENT AGENCY SECURITIES—3.7%
	Fannie Mae,
10,000	5.50%, TBA, MBS (e)	Aaa/AAA	10,057,810
690	6.422%, 11/1/35, FRN, MBS	Aaa/AAA	709,844
400	7.00%, 7/25/26, CMO	Aaa/AAA	433,880
674	7.00%, 2/18/27, CMO	Aaa/AAA	697,550
26	7.00%, 2/1/30, MBS	Aaa/AAA	27,026
141	7.00%, 3/1/31, MBS	Aaa/AAA	149,022
23	7.00%, 10/1/31, MBS	Aaa/AAA	24,650
89	7.00%, 11/1/31, MBS	Aaa/AAA	93,371
139	7.00%, 1/1/32, MBS	Aaa/AAA	148,777
1,280	7.00%, 6/1/32, MBS	Aaa/AAA	1,345,501
250	7.00%, 9/1/32, MBS	Aaa/AAA	263,500
52	7.00%, 11/1/32, MBS	Aaa/AAA	54,780
308	7.00%, 1/1/33, MBS	Aaa/AAA	327,909
186	7.00%, 2/1/33, MBS	Aaa/AAA	197,257
267	7.00%, 4/1/33, MBS	Aaa/AAA	281,179
369	7.00%, 6/1/33, MBS	Aaa/AAA	388,771
460	7.00%, 9/1/33, MBS	Aaa/AAA	484,384
188	7.00%, 1/1/34, MBS	Aaa/AAA	200,676
157	7.00%, 2/1/34, MBS	Aaa/AAA	165,386
5,341	7.00%, 6/1/35, MBS	Aaa/AAA	5,632,099
1,245	7.00%, 7/1/35, MBS	Aaa/AAA	1,311,997
3,741	7.00%, 2/1/36, MBS	Aaa/AAA	3,944,037
117	7.00%, 9/25/41, CMO, VRN	Aaa/AAA	124,911
1,998	7.00%, 12/25/41, CMO	Aaa/AAA	2,137,758

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$56	7.50%, 12/25/19, CMO	Aaa/AAA	$60,908
523	7.50%, 5/1/22, MBS	Aaa/AAA	565,152
24	7.50%, 6/25/30, CMO	Aaa/AAA	25,529
572	7.50%, 12/1/33, MBS	Aaa/AAA	616,039
110	7.50%, 11/25/40, CMO	Aaa/AAA	117,581
189	7.50%, 5/25/42, CMO	Aaa/AAA	205,326
53	7.50%, 7/25/42, CMO	Aaa/AAA	58,105
10,009	7.50%, 12/25/45, CMO	Aaa/AAA	11,195,796
20	8.00%, 9/25/23, CMO	Aaa/AAA	20,117
38	8.00%, 7/18/27, CMO	Aaa/AAA	41,085
10,094	8.00%, 12/25/45, CMO	Aaa/AAA	11,415,586
289	9.99%, 9/25/17, CMO	Aaa/AAA	328,439
	Freddie Mac,
103	7.00%, 5/15/23, CMO	Aaa/AAA	109,219
1,536	7.00%, 1/15/24, CMO	Aaa/AAA	1,644,966
126	7.50%, 11/1/19, MBS	Aaa/AAA	134,209
45	8.00%, 9/15/26, CMO	Aaa/AAA	49,861
11	9.50%, 5/15/21, CMO	Aaa/AAA	11,676
124	Small Business Administration Participation Certificates, 7.50%, 4/1/17	Aaa/AAA	130,731
	Total U.S. Government Agency Securities (cost—$53,833,941)		55,932,400

MUNICIPAL BONDS (j)—2.9%
New Jersey—2.9%
	Tobacco Settlement Financing Corp. Rev.,
13,590	5.75%, 6/1/32	NR/AA	14,584,109
9,910	6.125%, 6/1/24	NR/AA	10,527,889
16,520	6.375%, 6/1/32	NR/AA	18,383,786
	Total Municipal Bonds (cost—$38,755,016)		43,495,783

SENIOR LOANS (a)(c)—1.1%
Energy—0.1%
	AES Corp., Term B (b),
714	7.00%, 4/30/08		683,214
714	7.19%, 8/10/11		683,214
			1,366,428

Entertainment—0.2%
3,960	MGM Studios, 8.108%, 4/8/12, Term B		3,290,099

Healthcare & Hospitals—0.6%
9,900	HCA, Inc., 7.08%, 11/16/13, Term B		9,141,254

Hotels/Gaming—0.1%
1,692	Las Vegas Sands Corp., 7.11%, 5/23/14		1,510,897

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Insurance—0.1%
$500	Shackleton B Event Linked Loan, 11.25%, 8/6/08 (b)		$495,000
	Total Senior Loans (cost—$17,483,888)		15,803,678

MORTGAGE-BACKED SECURITIES—0.9%
1,000	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.617%, 10/15/48, CMO	Aaa/AAA	966,719
508	Countrywide Alternative Loan Trust, 3.415%, 2/25/37, CMO, FRN	Aaa/AAA	467,906
	GSMPS Mortgage Loan Trust, CMO (a)(d),
3,609	7.50%, 12/21/26, VRN	NR/NR	3,843,454
175	7.50%, 6/19/32, VRN	NR/NR	190,367
5,689	7.50%, 6/25/43	NR/NR	5,905,973
1,000	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	942,585
351	MASTR Reperforming Loan Trust, 7.00%, 8/25/34, CMO (a)(d)	Aaa/NR	381,395
144	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	155,430
	Total Mortgage-Backed Securities (cost—$12,787,539)		12,853,829

SOVEREIGN DEBT OBLIGATIONS—0.7%
Brazil—0.1%
BRL 3,900	Federal Republic of Brazil, 10.25%, 1/10/28	Ba1/BB+	2,175,732

Panama—0.5%
$6,000	Republic of Panama, 9.375%, 7/23/12	Ba1/BB+	7,059,000

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,073,900
	Total Sovereign Debt Obligations (cost—$9,635,286)		10,308,632

ASSET-BACKED SECURITIES—0.6%
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	8,148,849
407	Morgan Stanley ABS Capital I, 3.436%, 5/25/37, FRN	Aaa/AAA	394,015
699	SLM Student Loan Trust, 3.331%, 10/25/16, FRN	Aaa/AAA	696,496
	Total Asset-Backed Securities (cost—$8,444,696)		9,239,360

SHORT-TERM INVESTMENTS—7.0%
Corporate Notes—4.2%
Banking—2.0%
13,600	Rabobank U.S.A. Financial Co., 3.01%, 3/3/08	NR/NR	13,600,000
15,000	Republic New York Corp., 9.70%, 2/1/09	A1/A+	15,777,405
			29,377,405

Financial Services—0.7%
4,990	General Electric Capital Corp., 9.83%, 12/15/08	NR/NR	5,247,565
5,910	General Motors Acceptance Corp., 6.034%, 9/23/08, FRN	B1/B+	5,674,983
			10,922,548

Utilities—1.5%
693	East Coast Power LLC, 6.737%, 3/31/08	Baa3/BBB-	694,719
22,000	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB-	22,275,000
			22,969,719
	Total Corporate Notes (cost—$63,005,340)		63,269,672

Principal
Amount
(000)		Value*
U.S. Treasury Bills (h)—2.7%
$40,215	2.13%-3.18%, 3/13/08-5/29/08 (cost—$40,179,974)	$40,179,974

Asset-Backed Securities—0.0%
12	GS Auto Loan Trust, 5.344%, 7/15/08 (cost—$11,645)	11,656

Repurchase Agreement—0.1%
1,141	State Street Bank & Trust Co., dated 2/29/08, 2.65%, due 3/3/08, proceeds $1,141,252; collateralized by Freddie Mac Discount Notes, 2.436% due 9/26/08, valued at $1,168,706 including accrued interest (cost—$1,141,000)	1,141,000
	Total Short-Term Investments (cost—$104,337,959)	104,602,302

Contracts/ Notional Amount
OPTIONS PURCHASED (i)—2.1%
	Call Options—2.0%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
111,000,000	strike rate 3.63%, expires 1/7/09	1,499,699
184,200,000	strike rate 4.75%, expires 9/8/09	5,225,238
505,100,000	strike rate 5.00%, expires 8/28/09	16,417,366
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
174,900,000	strike rate 5.00%, expires 8/28/09	5,684,810
	Euro versus U.S. Dollar (OTC),
4,400,000	strike price $1.36, expires 5/21/08	699,652
5,000,000	strike price $1.37, expires 6/3/10	696,778
3,600,000	strike price $1.38, expires 5/21/10	494,048
	Financial Future Euro—90 day (CME),
178	strike price $97, expires 3/17/08	93,450
		30,811,041

	Put Options—0.1%
	9-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
111,000,000	strike rate 5.45%, expires 1/7/09	973,437
	Euro versus U.S. Dollar (OTC),
4,400,000	strike price $1.36, expires 5/21/08	5,063
5,000,000	strike price $1.37, expires 6/3/10	170,802
3,600,000	strike price $1.38, expires 5/21/10	124,406
	Fannie Mae (OTC),
10,000,000	strike price $86, expires 4/7/08	310

Contracts/ Notional Amount		Value*
	Financial Future Euro—90 day (CME),
2,515	strike price $91.75, expires 3/17/08	$6
507	strike price $92, expires 3/17/08	1
719	strike price $92, expires 9/15/08	2
731	strike price $92.50, expires 3/17/08	2
625	strike price $92.50, expires 6/16/08	2
2,987	strike price $92.75, expires 3/17/08	7
1,697	strike price $93, expires 6/16/08	4
	United Kingdom—90 day (CME),
363	strike price $93.125, expires 3/19/08	1
132	strike price $93.75, expires 3/19/08	—
	U.S. Treasury Notes 10 yr. Futures (CBOT),
976	strike price $90, expires 5/23/08	15,250
		1,289,293
	Total Options Purchased (cost—$11,910,077)	32,100,334

	Total Investments before options written (cost—$1,477,322,684)—101.2%	1,511,508,349

OPTIONS WRITTEN (i)—(1.2)%
	Call Options—(1.2)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
34,900,000	strike rate 5.32%, expires 8/28/09	(2,312,467)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
61,500,000	strike rate 5.15%, expires 9/8/09	(3,629,681)
189,500,000	strike rate 5.32%, expires 8/28/09	(12,556,232)
	Total Options Written (premiums received—$7,864,841)	(18,498,380)

	Total Investments net of options written (cost—$1,469,457,843)—100.0%	$1,493,009,969

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the -counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans, are valued at fair value pursuant to procedures approved by the Board of Trustees. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $170,340,137, representing 11.41% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after February 29, 2008.
(f)	Fair-valued security—Securities with an aggregate value of $19,702,964, representing 1.32% of total investments.
(g)	Perpetual maturity security. Maturity date shown is date of first call. Interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated as collateral for future contracts, swap contracts and/or options written.
(i)	Non-income producing.
(j)

Residual Interest Bonds held in Trust—Represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

€—Euro

£—Great British Pound

ABS—Asset Backed Securities

BRL—Brazilian Real

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 29, 2008.

LIBOR—London Inter-bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over-the-Counter

TBA—To Be Announced

VRN—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 29, 2008.

Other Investments:

(1)  Futures contracts outstanding at February 29, 2008:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future British Pound—90 day	180	$42,179	3/19/08	$1,560
	Financial Future British Pound—90 day	315	74,714	12/17/08	638,940
	U.S. Treasury Notes 10 yr. Futures	738	86,554	6/19/08	1,875,636
Short:	U.S. Treasury Bond Futures	(428)	(51,226)	3/19/08	(1,352,990)
	U.S. Treasury Bond Futures	(377)	(44,722)	6/19/08	(924,805)
	U.S. Treasury Notes 5 yr. Futures	(280)	(32,152)	3/31/08	(1,763,562)
	U.S. Treasury Notes 5 yr. Futures	(409)	(46,728)	6/30/08	(660,016)
					$(2,185,237)

(2)  Transactions in options written for the three months ended February 29, 2008:

	Contracts/Notional	Premiums
Options outstanding, November 30, 2007	285,901,400	$8,450,916
Options terminated in closing transactions	(21)	(8,791)
Options exercised	(1,379)	(577,284)
Options outstanding, February 29, 2008	285,900,000	$7,864,841

(3) Credit default swap contracts outstanding at February 29, 2008:

			Payments
	Notional Amount		Received	Unrealized
Swap Counterparty/	Payable on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
AIG	$10,000	3/20/13	2.10%	$167,734
Citigroup	8,200	12/20/12	0.65%	(252,284)
Ford Motor Credit	10,000	3/20/12	2.55%	(1,649,042)
Freeport-McMoRan	7,000	6/20/12	0.90%	(329,128)
LCDX	29,100	6/20/12	1.20%	(1,645,578)
LCDX	6,000	12/20/12	2.25%	15,857
Barclays Bank
General Electric	27,300	12/20/12	0.63%	(972,914)
BNP Paribas Bank
Dow Jones CDX	26,000	6/20/12	0.35%	(1,280,218)
Citigroup
Bear Stearns	7,200	9/20/12	0.48%	(626,189)
Ford Motor Credit	32,400	9/20/08	1.35%	(1,108,746)
Freeport-McMoRan	5,800	6/20/12	1.00%	(249,252)
GMAC	10,000	6/20/12	1.40%	(2,394,747)
CS First Boston
ArvinMeritor	5,000	6/20/09	1.40%	(298,127)
Chesapeake Energy	2,000	6/20/12	1.01%	(130,166)
Gazprom	5,100	11/20/08	1.00%	(8,856)
GMAC	4,200	9/20/09	3.74%	(363,160)
Deutsche Bank
AIG	4,100	12/20/12	0.89%	(142,495)
Chesapeake Energy	4,500	6/20/12	1.05%	(285,626)
Chesapeake Energy	400	3/20/14	1.32%	(35,826)
Dow Jones CDX	8,200	12/20/12	(0.60)%	18,794
Dow Jones CDX	17,000	12/20/12	0.68%	101,208
Federal Republic of Brazil	14,300	5/20/12	0.69%	(325,361)
Federal Republic of Brazil	1,300	5/20/17	1.04%	(67,546)
GMAC	11,800	9/20/09	1.50%	(1,426,362)
Metlife	7,000	3/20/13	2.073%	105,864
Goldman Sachs
Anadarko Petroleum	6,000	3/20/08	0.15%	712
Chesapeake Energy	4,200	3/20/14	1.32%	(376,170)
Citigroup	4,100	12/20/12	0.77%	(103,871)
Dow Jones CDX	32,300	6/20/12	0.35%	(1,685,277)
Echostar	5,000	6/20/09	0.54%	(75,168)
Ford Motor Credit	4,600	3/20/09	1.70%	(288,457)
LCDX	14,550	6/20/12	1.20%	(585,889)
HSBC Bank
SLM	15,000	6/20/08	0.50%	(198,483)
JPMorgan Chase
AIG	9,000	3/20/13	2.062%	131,352
Bear Stearns	3,000	9/20/12	0.67%	(237,520)
GMAC	8,100	6/20/12	1.84%	(1,836,452)
Republic of Panama	12,700	3/20/09	0.30%	(48,698)

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Lehman Brothers
AIG	$3,500	12/20/12	0.85%	$(127,893)
Bear Stearns	5,900	9/20/12	0.48%	(513,128)
Chesapeake Energy	6,800	3/20/14	1.16%	(665,301)
Citigroup	4,000	12/20/12	0.70%	(114,012)
Dow Jones CDX	13,900	6/20/12	0.35%	(684,442)
Dow Jones CDX	32,500	12/20/12	3.20%	(4,367,926)
Federal Republic of Brazil	5,650	2/20/12	0.93%	(70,280)
Federal Republic of Brazil	1,500	2/20/17	1.51%	(28,522)
Freescale Semiconductor	5,000	6/20/09	1.62%	(425,376)
HCA	5,000	6/20/09	1.00%	(158,327)
LCDX	20,661	6/20/12	1.20%	(1,303,068)
MGM	10,000	6/20/09	0.63%	(329,356)
MGM	5,000	6/20/09	0.65%	(163,207)
Pemex	7,800	3/20/09	0.34%	7,329
Proctor & Gamble	10,000	9/20/08	0.07%	(5,787)
Reynolds American	4,000	6/20/12	1.00%	(38,378)
Sprint Nextel	1,500	3/20/09	6.00%	(9,462)
Tesoro	5,000	6/20/09	0.30%	(138,776)
Tesoro	4,500	6/20/12	0.75%	(409,152)
United Mexican States	7,400	3/20/09	0.24%	4,314
United Mexican States	11,000	1/20/17	0.67%	(517,069)
Merrill Lynch & Co.
AIG	4,000	12/20/12	0.90%	(134,340)
Citigroup	10,000	12/20/12	0.68%	(294,083)
Dow Jones CDX	32,500	12/20/12	3.215%	(4,347,115)
El Paso	5,000	6/20/09	0.45%	(67,241)
Lyondell Chemical	5,000	6/20/09	1.00%	(396,851)
Vale Overseas	2,000	4/20/12	0.50%	(81,993)
Morgan Stanley
Chesapeake Energy	5,000	6/20/09	0.45%	(71,141)
Citigroup	7,300	12/20/12	0.80%	(175,027)
Dynegy Holdings	5,000	6/20/09	1.05%	(116,315)
Ford Motor Credit	20,000	9/20/10	4.05%	(2,068,121)
Forest Oil	5,000	6/20/09	0.70%	(85,996)
LCDX	6,499	6/20/12	1.20%	(460,769)
Reliant Energy	5,000	6/20/09	1.05%	(139,518)
Republic of Indonesia	7,700	3/20/09	0.46%	(55,685)
Republic of Peru	7,700	3/20/09	0.32%	(7,946)
Russian Federation	2,000	6/20/08	0.245%	(1,599)
Russian Federation	7,800	3/20/09	0.31%	(27,063)
Ukraine	7,700	3/20/09	0.66%	(45,306)
Royal Bank of Scotland
Allied Waste	5,000	6/20/09	0.80%	(96,592)
Aramark	5,000	6/20/12	2.32%	(538,734)
Freeport-McMoRan	6,000	6/20/09	0.32%	(87,860)
Williams Cos.	5,000	6/20/09	0.30%	(26,990)
				$(37,870,191)

(4) Interest rate swap agreements outstanding at February 29, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$806,000	6/18/09	3-Month USD-LIBOR	4.00%	$8,121,264
Barclays Bank	650,000	12/18/24	3-Month USD-LIBOR	5.70%	79,424,276
Barclays Bank	700,000	12/19/24	5.70%	3-Month USD-LIBOR	(39,414,970)
Citigroup	71,400	6/18/13	3-Month USD-LIBOR	4.00%	1,991,291
CS First Boston	57,400	6/18/13	3-Month USD-LIBOR	4.00%	627,338
Deutsche Bank	2,544,000	6/18/09	3-Month USD-LIBOR	4.00%	25,695,519
Deutsche Bank	3,200	6/18/15	3-Month USD-LIBOR	5.00%	110,076
Goldman Sachs	MXN 106,500	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(29,352)
Goldman Sachs	$52,400	6/18/18	3-Month USD-LIBOR	5.00%	(1,437,421)
HSBC Bank	£12,900	12/15/35	4.00%	6-Month GBP-LIBOR	1,544,239
Lehman Brothers	$740,200	1/9/18	3.63%	3-Month USD-LIBOR	(15,391,219)
Lehman Brothers	740,200	1/9/18	3-Month USD-LIBOR	5.45%	10,722,881
Merrill Lynch & Co.	60,000	6/18/13	3-Month USD-LIBOR	4.00%	1,845,554
Royal Bank of Scotland	£233,000	7/17/08	3-Month GBP-LIBOR	6.40%	1,717,679
Royal Bank of Scotland	$135,800	6/18/10	4.00%	3-Month USD-LIBOR	(2,916,566)
Royal Bank of Scotland	471,200	2/25/17	4.38%	3-Month USD-LIBOR	(10,149,946)
Royal Bank of Scotland	£19,600	7/17/27	5.639%	3-Month GBP-LIBOR	(2,991,570)
UBS	AUD 46,200	9/15/09	3-Month Australian Bank Bill	7.00%	(299,568)
UBS	BRL 17,970	1/2/12	BRL-CDI-Compounded	10.575%	(496,807)
					$58,672,698

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Inter-bank Deposit Certificate

£/GBP—Great British Pound

LIBOR - London Inter-bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-bank Equilibrium Interest Rate

The Fund received $51,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5)  Forward foreign currency contracts outstanding at February 29, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	February 29, 2008	(Depreciation)
Purchased:
33,031,562 Australian Dollar settling 3/6/08	$29,894,984	$30,875,418	$980,434
28,078,600 Brazilian Real settling 3/4/08	14,157,710	16,647,682	2,489,972
20,215,700 Brazilian Real settling 7/2/08	11,300,000	11,756,152	456,152
27,542,200 Brazilian Real settling 12/2/08	14,657,903	15,528,183	870,280
1,226,000 Canadian Dollar settling 3/6/08	1,224,506	1,251,656	27,150
11,895,500,000 South Korean Won settling 5/30/08	12,753,161	12,658,893	(94,268)
5,740,368,400 South Korean Won settling 8/4/08	6,132,000	6,104,823	(27,177)
164,519,552 Mexican Peso settling 3/13/08	14,935,918	15,326,531	390,613
30,083,130 Mexican Peso settling 7/10/08	2,700,000	2,762,311	62,311
19,856,972 Malaysian Ringgit settling 8/4/08	6,132,000	6,199,171	67,171
24,380,000 Norwegian Krone settling 3/6/08	4,398,102	4,671,853	273,751
241,410,740 Philippine Peso settling 5/19/08	5,984,000	5,927,085	(56,915)
35,844,678 Polish Zloty settling 7/10/08	13,129,919	15,289,730	2,159,811
42,079,250 Russian Ruble settling 7/10/08	1,700,000	1,731,663	31,663
331,466,500 Russian Ruble settling 11/19/08	13,425,404	13,464,824	39,420
19,344,899 Singapore Dollar settling 5/22/08	12,922,444	13,918,944	996,500
8,650,412 Singapore Dollar settling 8/28/08	6,132,000	6,242,638	110,638
Sold:
15,799,000 Australian Dollar settling 3/20/08	14,363,929	14,742,871	(378,942)
27,542,200 Brazilian Real settling 3/4/08	15,447,111	16,335,746	(888,635)
7,852,000 Euro settling 3/27/08	11,626,653	11,910,753	(284,100)
13,737,000 British Pound settling 3/6/08	27,190,331	27,314,916	(124,585)
164,519,552 Mexican Peso settling 3/13/08	15,040,000	15,326,531	(286,531)
24,831,927 Mexican Peso settling 7/10/08	2,253,760	2,280,132	(26,372)
			$6,788,341

(5)  At February 29, 2008, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower
Las Vegas Sands Corp.	$500,000

Fair Value Measurements–Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under FAS 157 are described below:

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$9,358,473	$(2,825,737)
Level 2 - Other Significant Observable Inputs	1,446,073,752	6,788,341
Level 3 - Significant Unobservable Inputs	24,950,840	—
Total	$1,480,383,065	$3,962,604

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17CFR270.30a-3(d)) that occured during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert, – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: April 28, 2008

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: April 28, 2008

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: April 28, 2008